Acquisitions - Franchisee/Stores (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542

Franchisee/Stores [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company leases building space for its corporate office from an entity under common ownership with a significant stockholder
. This lease has a 36 month term, effective January 1, 2020. For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, rent expense was approximately $1,000, $159,000 and $160,000, respectively.
7. Acquisitions – Franchisee/stores
In April 2020, the Company entered into

an asset purchase agreement with a franchisee to purchase substantially all of the assets of a franchised store for an aggregate purchase price of $
1,250,000
. This purchase price consisted of: (a) $
650,000
cash paid at closing and (b) a $
600,000
promissory note to the

franchisee (in thousands).

Predecessor
Inventory	$15
Property & equipment	250

Net tangible and identifiable intangible assets acquired	265
Goodwill	985

Net assets acquired	$1,250